Investment Portfolioas of September 30, 2024 (Unaudited)
DWS High Income VIP
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 93.4%
Communication Services 15.5%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	100,000	109,645
REG S, 4.25%, 8/15/2029	EUR	105,000	93,797
Altice France SA:
REG S, 3.375%, 1/15/2028	EUR	100,000	78,477
144A, 5.5%, 1/15/2028		200,000	145,430
AMC Entertainment Holdings, Inc., 144A, 7.5%, 2/15/2029		30,000	23,621
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		105,000	95,180
144A, 5.375%, 6/1/2029		705,000	679,404
144A, 6.375%, 9/1/2029		365,000	365,432
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		95,000	85,007
CommScope LLC, 144A, 6.0%, 3/1/2026		50,000	48,625
CommScope Technologies LLC, 144A, 6.0%, 6/15/2025		135,000	130,612
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		105,000	99,142
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		400,000	291,502
144A, 5.0%, 11/15/2031		280,000	138,371
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		67,000	65,783
144A, 8.875%, 2/1/2030 (b)		60,000	60,356
DISH DBS Corp.:
144A, 5.75%, 12/1/2028		180,000	157,270
7.75%, 7/1/2026		70,000	60,746
DISH Network Corp., 144A, 11.75%, 11/15/2027		115,000	120,696
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		150,000	148,647
5.875%, 11/1/2029		190,000	188,596
Hughes Satellite Systems Corp., 6.625%, 8/1/2026		55,000	47,870
Iliad Holding SASU, REG S, 5.625%, 10/15/2028	EUR	200,000	226,526
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027		189,000	172,940
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		170,000	135,150
144A, 10.75%, 12/15/2030		130,000	142,669
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031 (b)		90,000	80,595
144A, 5.0%, 12/15/2027		150,000	148,273
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		105,000	108,945
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		125,000	119,431
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026		345,000	333,325
TEGNA, Inc., 4.625%, 3/15/2028		160,000	152,672
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	195,547
Univision Communications, Inc., 144A, 8.0%, 8/15/2028		195,000	199,381
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		200,000	175,905
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	330,889
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	279,554

Windstream Escrow LLC:
144A, 7.75%, 8/15/2028		115,000	115,108
144A, 8.25%, 10/1/2031 (c)		42,000	42,698
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		85,000	76,028
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		200,000	213,500
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	100,000	100,818
Ziggo BV, 144A, 4.875%, 1/15/2030		200,000	190,044
			6,774,207
Consumer Discretionary 12.6%
Affinity Interactive, 144A, 6.875%, 12/15/2027		65,000	55,880
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029		110,000	100,994
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031 (b)		154,000	147,046
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		25,000	25,298
Carnival Corp., 144A, 5.75%, 3/1/2027		330,000	334,208
Carvana Co., 144A, 14.0%, 6/1/2031, PIK		202,700	238,764
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		140,000	142,598
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		35,000	30,970
Ford Motor Credit Co. LLC, 5.125%, 6/16/2025		30,000	29,989
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032		95,000	85,825
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	115,000	134,449
International Game Technology PLC, 144A, 4.125%, 4/15/2026		220,000	217,128
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027 (b)		200,000	195,820
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		155,000	144,235
Macy's Retail Holdings LLC, 4.5%, 12/15/2034		45,000	37,707
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029		40,000	38,907
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025		400,000	396,336
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		205,000	196,630
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		255,000	255,016
144A, 8.125%, 1/15/2029		60,000	64,152
Newell Brands, Inc., 5.7%, 4/1/2026		160,000	160,393
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		125,000	113,888
PetSmart, Inc., 144A, 7.75%, 2/15/2029		250,000	246,791
Phinia, Inc., 144A, 6.625%, 10/15/2032		109,000	109,900
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	200,000	190,560
144A, 9.75%, 4/15/2029		200,000	218,250
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		170,000	165,012
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026		75,000	74,154
144A, 6.25%, 3/15/2032		80,000	82,987
Sabre GLBL, Inc., 144A, 8.625%, 6/1/2027		45,000	44,263
Staples, Inc., 144A, 10.75%, 9/1/2029		101,000	98,000
Tenneco, Inc., 144A, 8.0%, 11/17/2028		65,000	60,315
TopBuild Corp., 144A, 4.125%, 2/15/2032		70,000	64,336
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		425,000	433,026
Wayfair LLC, 144A, 7.25%, 10/31/2029 (c)		155,000	158,791
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		205,000	219,284
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		200,000	198,473
			5,510,375
Consumer Staples 3.7%
Albertsons Companies, Inc.:
144A, 3.25%, 3/15/2026		75,000	72,523
144A, 3.5%, 3/15/2029		100,000	93,242
Energizer Holdings, Inc., 144A, 4.375%, 3/31/2029		195,000	184,665

Fiesta Purchaser, Inc.:
144A, 7.875%, 3/1/2031		100,000	106,087
144A, 9.625%, 9/15/2032		42,000	43,476
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		103,000	103,795
Sigma Holdco BV, REG S, 5.75%, 5/15/2026	EUR	57,085	62,909
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		260,000	246,679
TreeHouse Foods, Inc., 4.0%, 9/1/2028		65,000	60,179
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		115,000	114,874
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	105,000	109,896
3.6%, 11/20/2025	GBP	330,000	427,383
			1,625,708
Energy 15.7%
Aethon United BR LP, 144A, 7.5%, 10/1/2029 (c)		210,000	212,783
Antero Midstream Partners LP, 144A, 6.625%, 2/1/2032		130,000	134,548
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		120,000	118,548
144A, 8.25%, 12/31/2028		150,000	153,671
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		130,000	134,734
Buckeye Partners LP:
144A, 4.5%, 3/1/2028		80,000	77,585
144A, 6.875%, 7/1/2029		130,000	133,194
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028		130,000	135,131
144A, 8.625%, 11/1/2030		40,000	42,379
144A, 8.75%, 7/1/2031		65,000	68,805
CNX Resources Corp.:
144A, 6.0%, 1/15/2029		80,000	80,433
144A, 7.25%, 3/1/2032		20,000	21,003
Crescent Energy Finance LLC, 144A, 7.375%, 1/15/2033		170,000	167,318
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		45,000	47,328
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029		25,000	24,457
144A, 4.75%, 1/15/2031		105,000	101,672
144A, 6.375%, 4/1/2029		20,000	20,650
144A, 6.5%, 7/1/2027		80,000	82,408
Global Partners LP, 144A, 8.25%, 1/15/2032		100,000	103,729
Gulfport Energy Corp., 144A, 6.75%, 9/1/2029		73,000	73,854
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028		110,000	112,566
Hess Midstream Operations LP:
144A, 4.25%, 2/15/2030		355,000	338,971
144A, 5.125%, 6/15/2028		75,000	74,201
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029		55,000	53,506
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032		85,000	88,035
144A, 8.875%, 7/15/2028		85,000	90,151
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029 (b)		235,000	243,202
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		106,000	105,858
Matador Resources Co.:
144A, 6.5%, 4/15/2032		20,000	19,972
144A, 6.875%, 4/15/2028		40,000	40,684
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		88,000	86,894
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028		90,000	84,325
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031		2,000	1,903
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026 (b)		60,000	50,419
144A, 6.75%, 9/15/2025		43,000	41,189

NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029		120,000	123,042
144A, 8.375%, 2/15/2032		80,000	82,444
Northern Oil & Gas, Inc.:
144A, 8.125%, 3/1/2028		20,000	20,145
144A, 8.75%, 6/15/2031		40,000	41,681
NuStar Logistics LP, 6.375%, 10/1/2030		370,000	383,920
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026		85,000	84,711
144A, 6.25%, 2/1/2033		54,000	54,871
144A, 7.0%, 1/15/2032		100,000	104,033
Precision Drilling Corp., 144A, 6.875%, 1/15/2029		115,000	114,761
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		200,000	208,778
SM Energy Co.:
144A, 6.75%, 8/1/2029		100,000	100,413
144A, 7.0%, 8/1/2032		94,000	94,363
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		147,000	153,758
Sunoco LP:
4.5%, 4/30/2030		315,000	301,833
144A, 7.25%, 5/1/2032		50,000	53,001
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027		50,000	49,959
144A, 7.375%, 2/15/2029		105,000	106,184
Talos Production, Inc.:
144A, 9.0%, 2/1/2029		80,000	82,373
144A, 9.375%, 2/1/2031		20,000	20,562
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		77,000	78,761
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		90,000	92,701
Transocean, Inc.:
144A, 8.25%, 5/15/2029		65,000	64,436
144A, 8.75%, 2/15/2030		93,500	97,486
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033 (b)		160,000	143,498
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		42,000	42,908
144A, 9.0%, Perpetual		227,000	230,094
144A, 9.5%, 2/1/2029		105,000	118,283
Vital Energy, Inc., 144A, 7.875%, 4/15/2032		180,000	174,368
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		272,000	283,430
			6,872,903
Financials 5.0%
Alliant Holdings Intermediate LLC, 144A, 6.5%, 10/1/2031		99,000	100,038
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	100,000	112,845
Boost Newco Borrower LLC, 144A, 7.5%, 1/15/2031		200,000	214,609
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		200,000	199,584
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		150,000	144,811
144A, 6.875%, 3/1/2032 (b)		70,000	72,038
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		200,000	200,457
144A, 7.625%, 5/1/2026		55,000	55,491
144A, 12.0%, 10/1/2028		40,000	43,695
Icahn Enterprises LP, 5.25%, 5/15/2027		255,000	244,352
Navient Corp., 5.0%, 3/15/2027		90,000	89,204
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		80,000	88,070
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		125,000	131,114
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		95,000	94,838
SLM Corp., 3.125%, 11/2/2026		135,000	129,782

Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		180,000	173,812
144A, (REIT), 6.0%, 4/15/2030 (c)		40,000	40,016
144A, (REIT), 7.25%, 4/1/2029		50,000	52,428
			2,187,184
Health Care 5.8%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028		65,000	64,422
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		25,000	23,807
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		75,000	69,457
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		51,000	49,822
144A, 6.125%, 2/1/2027		250,000	225,793
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	100,000	109,475
144A, 5.0%, 7/15/2027		50,000	49,752
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029		65,000	61,183
144A, 4.0%, 3/15/2031		35,000	32,265
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		115,000	101,090
144A, 5.25%, 5/15/2030		90,000	82,827
144A, 5.625%, 3/15/2027		265,000	260,778
144A, 6.0%, 1/15/2029		35,000	33,978
144A, 6.125%, 4/1/2030		50,000	42,751
Embecta Corp., 144A, 5.0%, 2/15/2030		135,000	124,302
Encompass Health Corp., 4.625%, 4/1/2031		150,000	143,633
Endo Finance Holdings, Inc., 144A, 8.5%, 4/15/2031 (b)		90,000	96,438
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029		115,000	108,663
Molina Healthcare, Inc., 144A, 3.875%, 11/15/2030		100,000	92,892
Star Parent, Inc., 144A, 9.0%, 10/1/2030		55,000	59,047
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032		40,000	41,751
Tenet Healthcare Corp., 6.875%, 11/15/2031		340,000	372,139
Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/2030	EUR	270,000	299,444
			2,545,709
Industrials 12.3%
ADT Security Corp., 144A, 4.875%, 7/15/2032		50,000	47,758
Allied Universal Holdco LLC, 144A, 6.0%, 6/1/2029		200,000	178,731
American Airlines, Inc.:
144A, 5.5%, 4/20/2026		160,417	159,959
144A, 5.75%, 4/20/2029		135,000	134,776
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028 (b)		135,000	141,221
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		130,000	127,073
ASGN, Inc., 144A, 4.625%, 5/15/2028		65,000	63,132
ATS Corp., 144A, 4.125%, 12/15/2028		220,000	207,140
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		285,000	280,586
Block, Inc.:
3.5%, 6/1/2031		445,000	405,773
144A, 6.5%, 5/15/2032		170,000	177,024
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		195,000	202,478
Chart Industries, Inc., 144A, 7.5%, 1/1/2030		40,000	42,157
EMRLD Borrower LP, REG S, 6.375%, 12/15/2030	EUR	150,000	175,144
Enviri Corp., 144A, 5.75%, 7/31/2027		125,000	122,695
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		38,000	38,900
144A, 8.625%, 5/15/2032		95,000	99,664
144A, 9.0%, 5/15/2028		85,000	88,763

Garda World Security Corp.:
144A, 8.25%, 8/1/2032		45,000	46,058
144A, 9.5%, 11/1/2027		90,000	90,118
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		115,000	110,445
144A, 5.125%, 12/15/2026		50,000	49,883
144A, 6.75%, 1/15/2031		200,000	209,766
Hillenbrand, Inc., 3.75%, 3/1/2031		140,000	125,238
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		115,000	120,004
Masterbrand, Inc., 144A, 7.0%, 7/15/2032		190,000	199,089
Moog, Inc., 144A, 4.25%, 12/15/2027		290,000	281,624
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029 (b)		75,000	69,133
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		65,000	61,762
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		80,000	76,750
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	138,725
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		90,000	97,637
Stena International SA, 144A, 7.25%, 1/15/2031		200,000	210,166
Terex Corp., 144A, 6.25%, 10/15/2032 (c)		18,000	18,000
TransDigm, Inc.:
4.625%, 1/15/2029		140,000	135,189
4.875%, 5/1/2029		110,000	107,099
5.5%, 11/15/2027		115,000	114,605
144A, 6.375%, 3/1/2029		30,000	30,952
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		98,000	102,588
United Rentals North America, Inc., 5.25%, 1/15/2030		80,000	80,060
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		55,000	47,252
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		125,000	129,928
			5,345,045
Information Technology 3.8%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		110,000	106,439
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		140,000	148,338
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		185,000	193,380
144A, 9.0%, 9/30/2029		225,000	228,962
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		80,000	84,630
McAfee Corp., 144A, 7.375%, 2/15/2030		155,000	151,181
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		175,000	171,764
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		255,000	249,785
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	100,953
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		135,000	128,468
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	98,164
			1,662,064
Materials 11.5%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		200,000	213,205
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	100,000	94,807
Ardagh Packaging Finance PLC, REG S, 2.125%, 8/15/2026	EUR	100,000	96,221
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		60,000	67,813
Ashland, Inc., 144A, 3.375%, 9/1/2031		130,000	115,411
Avient Corp., 144A, 6.25%, 11/1/2031		157,000	160,945
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		150,000	140,439
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		120,000	129,002
Chemours Co., 144A, 5.75%, 11/15/2028		60,000	56,995
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		155,000	145,894
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031		46,000	42,749
144A, 6.75%, 4/15/2030		75,000	76,264

Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030		110,000	111,699
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028		150,000	126,794
Constellium SE, 144A, 3.75%, 4/15/2029		250,000	233,465
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		115,000	109,628
First Quantum Minerals Ltd., 144A, 6.875%, 10/15/2027		300,000	296,607
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		80,000	74,752
Graphic Packaging International LLC, 144A, 3.75%, 2/1/2030		140,000	131,094
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		190,000	188,360
Intelligent Packaging Ltd. Finco, Inc., 144A, 6.0%, 9/15/2028		63,000	62,466
Kronos International, Inc., REG S, 9.5%, 3/15/2029	EUR	105,000	127,106
LABL, Inc.:
144A, 8.25%, 11/1/2029		155,000	139,876
144A, 9.5%, 11/1/2028		20,000	20,666
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		80,000	77,811
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		115,000	116,167
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		180,000	191,662
Novelis Corp., 144A, 3.25%, 11/15/2026		195,000	188,170
Olin Corp., 5.0%, 2/1/2030		370,000	361,377
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	100,000	107,134
144A, 4.25%, 10/1/2028		200,000	190,978
SCIL IV LLC, 144A, 5.375%, 11/1/2026		200,000	197,516
Sealed Air Corp.:
144A, 6.5%, 7/15/2032		85,000	87,649
144A, 7.25%, 2/15/2031		180,000	190,510
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		100,000	104,948
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		60,000	66,607
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030		75,000	70,064
WR Grace Holdings LLC, 144A, 7.375%, 3/1/2031		85,000	89,057
			5,001,908
Real Estate 2.1%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028		110,000	104,842
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027		235,000	233,230
MPT Operating Partnership LP:
(REIT), 3.325%, 3/24/2025	EUR	100,000	108,287
(REIT), 4.625%, 8/1/2029		120,000	96,520
RHP Hotel Properties LP, 144A, (REIT), 6.5%, 4/1/2032		65,000	67,173
SBA Communications Corp., (REIT), 3.125%, 2/1/2029		135,000	124,780
Uniti Group LP, 144A, (REIT), 4.75%, 4/15/2028		200,000	185,530
			920,362
Utilities 5.4%
AmeriGas Partners LP, 5.75%, 5/20/2027		110,000	107,962
Calpine Corp.:
144A, 3.75%, 3/1/2031		50,000	46,331
144A, 4.5%, 2/15/2028		200,000	195,278
Edison International, 8.125%, 6/15/2053		115,000	120,751
Electricite de France SA, 144A, 9.125%, Perpetual		225,000	256,116
Ferrellgas LP, 144A, 5.875%, 4/1/2029		100,000	93,579
Lightning Power LLC, 144A, 7.25%, 8/15/2032		272,000	286,018
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)		75,000	79,078
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		145,000	131,388
144A, 3.875%, 2/15/2032		175,000	159,435
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		205,000	198,315
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		70,000	76,288

TerraForm Power Operating LLC:
144A, 4.75%, 1/15/2030	165,000	157,911
144A, 5.0%, 1/31/2028	65,000	64,307
Vistra Corp., 144A, 7.0%, Perpetual	240,000	244,993
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	135,000	130,663
		2,348,413
Total Corporate Bonds (Cost $40,167,138)		40,793,878

Convertible Bonds 1.0%
Utilities
NextEra Energy Partners LP, 144A, 2.5%, 6/15/2026 (Cost $437,565)	465,000	437,080

Loan Participations and Assignments 0.5%
Senior Loans (d)
Altice Financing SA, Term Loan, 10/31/2027 (e)	95,000	86,569
Endo Luxembourg Finance Co. I SARL, Term Loan B, 4/23/2031 (e)	70,000	70,022
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 9.945%, 6/30/2028	50,000	47,705
Total Loan Participations and Assignments (Cost $202,821)		204,296

	Shares	Value ($)

Exchange-Traded Funds 2.4%
iShares Broad USD High Yield Corporate Bond ETF	15,000	564,750
SPDR Bloomberg High Yield Bond ETF (b)	5,000	488,950
Total Exchange-Traded Funds (Cost $1,043,064)		1,053,700

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	1,303

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	20,357

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (g) (h) (Cost $1,502,815)	1,502,815	1,502,815

Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 4.93% (g) (Cost $1,311,338)	1,311,338	1,311,338

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $44,909,027)	103.7	45,324,767
Other Assets and Liabilities, Net	(3.7)	(1,630,501)
Net Assets	100.0	43,694,266
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2024 are as follows:
Value ($) at 12/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2024	Value ($) at 9/30/2024
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.82% (g) (h)
252,595	1,250,220 (i)	—	—	—	1,623	—	1,502,815	1,502,815
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 4.93% (g)
1,219,535	17,240,244	17,148,441	—	—	50,297	—	1,311,338	1,311,338
1,472,130	18,490,464	17,148,441	—	—	51,920	—	2,814,153	2,814,153

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2024 amounted to $1,453,303, which is 3.3% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	All or a portion of the security represents unsettled loan commitments at September 30, 2024 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
CAD	13,744	USD	10,237	10/31/2024	67	State Street Bank and Trust
EUR	2,263,107	USD	2,526,254	10/31/2024	3,613	State Street Bank and Trust
GBP	126,834	USD	169,707	10/31/2024	139	State Street Bank and Trust
Total unrealized appreciation					3,819

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	107,838	USD	144,118	10/31/2024	(54)	State Street Bank and Trust
USD	130,398	EUR	116,618	10/31/2024	(406)	State Street Bank and Trust
Total unrealized depreciation					(460)
Currency Abbreviation(s)

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$40,793,878	$—	$40,793,878
Convertible Bonds	—	437,080	—	437,080
Loan Participations and Assignments	—	204,296	—	204,296
Exchange-Traded Funds	1,053,700	—	—	1,053,700
Common Stocks	1,303	—	—	1,303
Warrants	—	—	20,357	20,357
Short-Term Investments (a)	2,814,153	—	—	2,814,153
Derivatives (b)
Forward Foreign Currency Contracts	—	3,819	—	3,819
Total	$3,869,156	$41,439,073	$20,357	$45,328,586

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(460)	$—	$(460)
Total	$—	$(460)	$—	$(460)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH3
R-080548-2 (1/25)